Right of Use Asset and Lease Liability - Schedule of lease disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	$ 533	$ 664
Total cash outflow for leases	2,855	2,674
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	533	664
Total cash outflow for leases	$ 2,855	$ 2,674